Operating risks	12 Months Ended
Dec. 31, 2014
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]
17.    Operating risks

Concentrations of Major Suppliers

Three major suppliers provided approximately 27.4%, 23.3%, 29.0% and 23.6% of the Company’s purchases of raw materials which are mainly resins for the year ended April 30, 2012, the 8-month period ended December 31, 2012 and for the years ended December 31, 2013 and 2014, respectively. A substantial percentage of the Company’s trade payables are due to these suppliers which accounted for 21.7%, 13.9%, 12.8% and 26.5% of the total accounts payables as of April 30, 2012, December 31, 2012, 2013 and 2014, respectively.

Concentrations of Major Customers

A substantial percentage of the Company’s sales are made to two customers and are typically sold on an open account basis. The sales to the two major customers accounted for 18.7% and 35.6%, 13.7% and 36.4%, 14.7% and 44.4%, 10.8% and 42.0% of the total net sales for the year ended April 30, 2012, the 8-month period ended December 31, 2012, and for the years ended December 31, 2013 and 2014, respectively.

Concentrations of Credit Risk

The largest trade receivables balances from the five customers as of April 30, 2012, December 31, 2012, 2013 and 2014 respectively accounted for 65.3%, 66.7%, 79.5% and 74.2% of total trade receivables of the time. The Company has not experienced any significant difficulty in collecting its trade receivables in the past and is not aware of any financial difficulties being experienced by its major customers. There were bad debt expenses of HK$Nil, HK$Nil, HK$Nil and HK$Nil for the year ended April 30, 2012, the 8-month period ended December 31, 2012 and for the years ended December 31, 2013 and 2014, respectively.